LONG TERM FINANCIAL ASSETS AT FAIR VALUE	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
LONG TERM FINANCIAL ASSETS AT FAIR VALUE

NOTE 10 – LONG TERM FINANCIAL ASSETS AT FAIR VALUE

On September 30, 2023, the Company entered into a Share Purchase Agreement (the “Agreement”) with Shelfie-Tech Ltd. (“Shelfie”) an Israeli company organized under the laws of the State of Israel, developing an innovative patented technology, a robotic retail shelf monitoring system using advanced machine learning and image processing algorithms to automatically optimize inventory management. At the closing and upon the terms and conditions set forth in the Agreement, the Company invested $158 in cash, in exchange for 237,897 ordinary shares, NIS 0.001 par value of Shelfie (the “Shelfie Shares”) based on a price per share of $0.66, during the year 2024, the Company invested $42 in cash, in exchange for 65,548 ordinary shares, NIS 0.001 par value of Shelfie based on a price per share of $0.65, resulting in the Company holding 1.3% of the issued and outstanding shares of Shelfie. As of December 31, 2025, fair value of the Shelfie Shares is $333 and the Company has recorded a financial gain in the amount of $133 for the year ended December 31, 2025.